                     Tax-Exempt New York Money Market Fund
                       Semiannual Report to Shareholders
                               September 30, 1996

DEAR SHAREHOLDERS:

We are pleased to provide you with the Tax-Exempt New York Money Market Fund semiannual report for the six-month period ended September 30, 1996.

Your Fund's management greatly appreciates your decision to invest in Tax-Exempt New York Money Market Fund. During the past six months, the Fund registered solid performance and achieved its objective of providing maximum current income from federal, State of New York and New York City income taxes, while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK

Currently, overall economic activity is reported to be generally favorable and expanding moderately. We anticipate no material changes in the pace of growth or inflationary pressures for the foreseeable future.

Nevertheless, the economy will continue to show above trend growth, and the Federal Reserve should become increasingly concerned about the prospects for inflation and eventually raise interest rates.

Money market funds such as Tax-Exempt New York should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

/s/Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager
October 11, 1996

Frank Rachwalski is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Tax-Exempt New York Money Market Fund. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University.

                                     (1)

PORTFOLIO RESULTS
For the six months ended September 30, 1996, the Tax-Exempt New York Money Market Fund had a net annualized yield of 3.05% and a tax-equivalent yield of 5.45%.

NOTES
An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Fund's net annualized yield for the six months ended September 30, 1996, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

The tax-equivalent yield is based upon the Fund's yield and a 44% combined Federal and State of New York and New York City marginal income tax rate. Income from the Tax-Exempt New York Money Market Fund may be subject to local taxes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.


                                     (2)



Tax-Exempt New York Money Market Fund
-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30,1996
(Value in thousands)
=================================================================================================
                                                                                            Value
(a) VARIABLE RATE DEMAND SECURITIES

  New York State
    Energy Research and Development Authority
       4.01%                                                                              $6,300
  Housing Finance Agency:
     Liberty View Apartments
       3.60%                                                                                 300
     Mt. Sinai School of Medicine
      3.70%                                                                                  100
     Multi-Family Housing Revenue
      3.85%                                                                                  200
    Normandie Court I
      3.70%                                                                                1,000
  Job Development Authority
      3.61 %                                                                                 865
  Local Government Assistance Corporation
      3.70%                                                                                  500
  Medical Care Facilities Finance Agency:
    Lenox Hill Hospital
      3.65%                                                                                  400
    Pooled Equipment Loan Program
      3.50%                                                                                  300
-------------------------------------------------------------------------------------------------
Babylon
Industrial Development Agency
     3.85%                                                                                 1,200
-------------------------------------------------------------------------------------------------
Dutchess County
Industrial Development Agency
     3.90%                                                                                   100
-------------------------------------------------------------------------------------------------
Franklin County
Industrial Development Agency
     3.80%                                                                                   300
-------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority
     3.75%                                                                                   400
-------------------------------------------------------------------------------------------------
Mount Pleasant
Industrial Development Authority
     3.70%                                                                                   700
-------------------------------------------------------------------------------------------------
New York City
  General Obligation
       3.97%                                                                               9,400
  Housing Development Corporation
     Columbus Gardens
       3.65%                                                                                 400
     East 96th Street
       3.70%                                                                                 300
    James Tower Development
       3.70%                                                                                 200


                                     (3)


Tax-Exempt New York Money Market Fund
------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30,1996
(Value in thousands)

=========================================================================================

                                                                                    Value


        Jane Street Development
          3.80%                                                                  $    700
        Queenswood Apartments
          3.85%                                                                       280
        Tribeca Towers
          3.70%                                                                       400
  Industrial Development Agency
          3.90%                                                                       100
  Municipal Water Finance Authority
          4.00%                                                                       700
  Trust for Cultural Resources
          3.65%                                                                     1,300
------------------------------------------------------------------------------------------
Onondaga County
Industrial Development Agency
          3.45%                                                                       400
------------------------------------------------------------------------------------------
Schenectady County
Industrial Development Agency
          3.60%                                                                       100
------------------------------------------------------------------------------------------
St. Lawrence County
Industrial Development Agency
          3.75%                                                                       500
------------------------------------------------------------------------------------------
Suffolk County
Industrial Development Agency
          3.85%                                                                       350
------------------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND SECURITIES - 69.8%
(average maturity: 3 days)                                                         27,795
-----------------------------------------------------------------------------------------

OTHER SECURITIES

New York State
  Bond Anticipation Notes
       3.50% - 3.65%, 10/8/96 - 11/7/96                                             1,600
  Dormitory Authority:
    Memorial Sloan-Kettering Cancer Center
      3.50%-3.70%, 10/9/96-12/11/96                                                 2,700
    Second Short-Term Revenue Notes
      3.60% - 3.75%, 10/15/96 - 11/14/96                                            1,474
  Energy Research and Development Authority:
    Electric and Gas Corporation
      3.65%, 12/1/96                                                                  600
    Long island Lighting Company
      3.25%, 3/1/97                                                                   500
  Environmental Facilities
  General Electric Company
      3.60%, 10/17/96                                                                 950
  General Obligation
      3.45%, 11/15/96                                                                 331
  Power Authority
      3.65% - 3.70%, 11/13/96 - 12/13/96                                            1,100
-----------------------------------------------------------------------------------------

                                     (4)


Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30,1996
(Value in thousands)
======================================================================================
                                                                                 Value
Nassau County
  Bond Anticipation Notes
       4.00%, 8/15/97                                                          $ 1,070
  Revenue Anticipation Notes
       3.40%, 3/5/97                                                               501
---------------------------------------------------------------------------------------
New York City
Municipal Water Finance Authority
       3.55% - 3.70%, 10/4/96 - 11/8/96                                          1,100
---------------------------------------------------------------------------------------
TOTAL OTHER SECURITIES - 29.9%
(average maturity: 73 days)                                                     11,926
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
(average maturity: 24 days)                                                     39,721
----------------------------------------------------------------------------------------
CASH AND OTHER ASSETS, LESS LIABILITIES - .3%                                      109
----------------------------------------------------------------------------------------
NET ASSETS - 100%                                                              $39,830
========================================================================================


NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at September 30, 1996.

See accompanying Notes to Financial Statements.



                                     (5)


Tax-Exempt New York Money Market Fund
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30,1996
(in thousands)
=============================================================
ASSETS
-------------------------------------------------------------

Investments, at amortized cost                        $39,721
-------------------------------------------------------------
Cash                                                       20
-------------------------------------------------------------
Interest receivable                                       141
-------------------------------------------------------------
     Total assets                                      39,882
-------------------------------------------------------------

LIABILITIES AND NET ASSETS
-------------------------------------------------------------

Payable for:
Dividends                                                  27
-------------------------------------------------------------
Other                                                      25
-------------------------------------------------------------
     Total liabilities                                     52
-------------------------------------------------------------
Net assets applicable to shares outstanding           $39,830
=============================================================

THE PRICING OF SHARES
-------------------------------------------------------------
Shares outstanding                                     39,830
-------------------------------------------------------------
Net asset value and
redemption price per share                              $1.00
=============================================================

See accompanying Notes to Financial Statements.


                                     (6)


Tax-Exempt New York Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                               STATEMENT OF CHANGES IN NET ASSETS
Six months ended September 30,1996
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             six
                                                                                            months                      Year
                                                                                            ended                       ended
                                                                                          September 30,               March 31,
                                                                                              1996                      1996
                                                                                          -----------------------------------------
                                                                                                          (in thousands)
                                          Operations:
Interest income                     $447   Net investment income                                $ 402                      498
----------------------------------------  ------------------------------------------------------------------------------------------
Expenses:                                 Dividends to shareholders
 Management fee                       29  from net investment income                             (402)                    (498)
----------------------------------------  ------------------------------------------------------------------------------------------
 Distribution services fee            65  Capital share transactions
----------------------------------------  (dollar amounts and number
 Custodian and transfer agent             of shares are the same):
 fees and related expenses            16   Shares sold                                         93,157                  108,282
----------------------------------------  ------------------------------------------------------------------------------------------
 Registration costs                    6
----------------------------------------
                                           Shares issued in
 Professional fees                     6   reinvestment of dividends                              388                      497
----------------------------------------  ------------------------------------------------------------------------------------------
                                                                                               93,545                  108,779
 Reports to shareholders               7
----------------------------------------
                                           Shares redeemed                                    (72,242)                (104,342)
                                          ------------------------------------------------------------------------------------------
 Trustees' fees                        4
----------------------------------------
                                          Net increase from capital
  Total expenses before expense           share transactions and total
  waiver                             133  increase in net assets                              21,303                    4,437
----------------------------------------  ------------------------------------------------------------------------------------------
 Less expenses waived
 by the investment manager           (88)
----------------------------------------
  Total expenses absorbed                 Net assets:
  by the Fund                         45  Beginning of period                                  18,527                   14,090
----------------------------------------  ------------------------------------------------------------------------------------------
Net investment income               $402  End of period                                       $39,830                   18,527
========================================  ==========================================================================================

See accompanying Notes to Financial Statements.

                                     (7)

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. DESCRIPTION OF THE FUND

Tax-Exempt New York Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated

INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES

The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended September 30, 1996.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended September 30, 1996, the Fund incurred a management fee of $29,000.

DISTRIBUTION AGREEMENT

The Fund has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .50% of average daily net assets of the Fund. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms at an annual rate of .50% of average daily net assets of those accounts they maintain and service. During the six months ended September 30, 1996, the Fund incurred a distribution services fee of $65,000, all of which KDI remitted to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $10,000 for the six months ended September 30, 1996.

                                     (8)

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------




================================================================================

OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended September 30, 1996, the Fund made no payments to its officers and incurred trustees' fees of $4,000 to independent trustees.

EXPENSE WAIVER

ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses to the extent they exceed .80% of average daily net assets of the Fund. Also, from time to time, ZKI may voluntarily absorb certain additional operating expenses of the Fund. Under these arrangements, ZKI waived and absorbed $88,000 of expenses during the six months ended September 30 1996.

                                      (9)


Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

========================================================================================================



                                                     Six
                                                    Months
                                                    Ended
                                                 September 30,           Year ended March 31,
                                                     1996         1996        1995       1994    1993
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $1.00            1.00        1.00        1.00   1.00
--------------------------------------------------------------------------------------------------------
Net investment income and dividends declared          .02             .03         .02         .02    .02
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00            1.00        1.00        1.00   1.00
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        1.56%           3.03        2.40        1.63   1.90
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense absorption                     .35%            .80         .80         .80    .80
--------------------------------------------------------------------------------------------------------
Net investment income                                3.07%           2.95        2.44        1.61   1.88
--------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (annualized):
Expenses                                             1.02%           1.14        1.15        1.25   1.53
--------------------------------------------------------------------------------------------------------
Net investment income                                2.40%           2.61        2.09        1.16   1.15
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)        $39,830          18,527      14,090      10,762  8,424
========================================================================================================

Note:


ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses.
The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.


                                     (10)

                               Investment Manager
                        Zurich Kemper Investments, Inc.

                             Principal Underwriter
                           Kemper Distributors, Inc.
                           222 South Riverside Plaza
                               Chicago, IL 60606





     This report is not to be distributed unless preceded or accompanied by a
prospectus.                                                        1023550 10/96